LOANS PAYABLE (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF LOANS PAYABLE

	September 30, 2022	December 31, 2021
Opening balance	$93,317	$97,916
Issuance of loans payable	-	60,000
Fair value adjustment	(3,382)	(24,576)
Repayment of loans payable	(5,060)	(44,428)
Accretion expense	4,701	4,405
Ending balance	$89,576	$93,317

SCHEDULE OF LOANS

	Start Date	Maturity Date	Rate	Carrying Value September 30, 2022	Carrying Value December 31, 2021
CEBA	2020-05-19	2022-12-31	0%	$39,329	$37,384
CEBA	2021-04-23	2022-12-31	0%	36,756	37,383
Vehicle loan	2019-08-30	2024-09-11	6.99%	13,491	18,550
Total				$89,576	$93,317